SIGNIFICANT CONTRACTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SIGNIFICANT CONTRACTS

NOTE 15. SIGNIFICANT CONTRACTS

Consulting Agreement with Focus Impact Partners

On February 19, 2025, Legacy XCF and Focus Impact Partners entered into a strategic consulting agreement (the “Consulting Agreement”), pursuant to which Focus Impact Partners will provide Legacy XCF (and New XCF following completion of the Business Combination) with certain consulting services. Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025). In addition to the annual fee, the Consulting Agreement also provides that Focus Impact Partners is entitled to an additional consulting fee in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction for which Focus Impact Partners provides consulting services, the amount and terms of which will be subject to mutual agreement between the company and Focus Impact Partners consistent with the market practice for such consulting services.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
SIGNIFICANT CONTRACTS

NOTE 12. SIGNIFICANT CONTRACTS

Membership Interest Purchase Agreement

On December 8, 2023, XCF entered into a Membership Interest Purchase Agreement with RESC Renewables Holdings, LLC (“RESC Renewables”) to acquire all of the issued and outstanding Membership Interests of New Rise Renewables, LLC (“New Rise”) in exchange for a convertible promissory note of $100,000,000 (the “New Rise Convertible Note”) and 88,750,000 common stock shares of XCF. The transaction will result in XCF acquiring the business and operations of New Rise, including a renewable fuels processing plant located in Reno, Nevada. The transaction closed subsequent to December 31, 2024, refer to Note 14.

On December 8, 2023, XCF entered into a Membership Interest Purchase Agreement (“New Rise SAF MIPA”) with Randy Soule and GL to acquire all of the issued and outstanding Membership Interests of New Rise SAF in exchange for 20,000,000 common stock shares of XCF. The transaction will result in XCF owning a 10-acre plot adjacent to the New Rise Reno production facility. XCF intends to construct a processing plant, New Rise Reno 2, to produce sustainable aviation fuel. The transaction closed subsequent to December 31, 2024, refer to Note 14.

Debt and Equity Transactions

On March 12, 2024, the Company was the subject of a Form 8-K filing with the Securities and Exchange Commission (“SEC”) to effectuate a merger with a special purpose acquisition company, Focus Impact BH3 Acquisition Company (“Focus Impact”).

On March 12, 2024, the Company entered into a Company Support Agreement with the holders of the New Rise Convertible Note to void the New Rise Convertible Note and issue an amended convertible note on the closing of the transaction, with a mandatory conversion feature of the outstanding principal balance on the amended convertible note for shares of Class A common stock of Focus Impact BH3 Newco, Inc. common stock at a conversion price of $10 per share upon the consummation of the transaction with Focus Impact discussed above. The amended convertible note has not yet been issued and accounting for it is not required.

These transactions were subsequently completed in 2025 as disclosed in Note 14.